Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 18, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Granted	2,800,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning		2,083,600	2,563,600	484,000
Weighted-average remaining contractual term (years), Granted				9 years 1 month 20 days
Number of shares, Outstanding, Granted				2,800,000
Number of shares, Exercised			(456,000)	(121,024)
Number of shares, Outstanding, Forfeited		(58,000)	(24,000)	(599,376)
Number of shares, Outstanding, Ending		2,025,600	2,083,600	2,563,600	484,000
Weighted-average exercise price, Outstanding, Beginning		$ 2.86	$ 3.36	$ 0.35
Number of shares, Expected to vest		1,080,000
Weighted-average exercise price, Granted				3.74
Number of shares, Exercisable		945,600
Weighted-average exercise price, Exercised			3.54	0.15
Weighted-average exercise price, Forfeited		$ 3.32	3.49	3.22
Weighted-average exercise price, Outstanding, Ending		2.85	$ 2.86	$ 3.36	$ 0.35
Weighted-average exercise price: Expected to vest		$ 3.32
Aggregated intrinsic value, Outstanding, Beginning		$ 765			$ 1,528
Weighted-average exercise price: Exercisable		$ 2.32
Weighted-average remaining contractual term (years), Outstanding		6 years 6 months 10 days	7 years 6 months 18 days	8 years 8 months 9 days	5 years 8 months 23 days
Weighted-average remaining contractual term (years), Expected to vest		7 years 1 month 20 days
Weighted-average remaining contractual term (years), Exercisable		5 years 10 months 3 days
Outstanding, September 30, 2015			$ 765
Aggregated intrinsic value, Expected to vest		$ 0
Aggregated intrinsic value, Exercisable		$ 0